Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	December 31, 2022	December 31, 2021
Accounts receivable	$120,224,989	$2,608,325
Allowance for doubtful accounts	(27,469,288)	-
	$92,755,701	$2,608,325